Wells, Pipelines, Properties, Plant and Equipment, Net - Assumptions to Determine NPV of Cash Flows (Pemex Industrial Processes) (Detail)	12 Months Ended
	Dec. 31, 2025 USD ($) millionsPerDay $ / $	Dec. 31, 2024 $ / $
Refining
Disclosure of detailed information about property, plant and equipment [line items]
Rate of U.S.$	17.9667	20.2683
Industrial Processes (formerly part of Pemex Industrial Transformation)
Disclosure of detailed information about property, plant and equipment [line items]
Pre-tax discount rate		14.75%
Industrial Processes (formerly part of Pemex Industrial Transformation) | Refining
Disclosure of detailed information about property, plant and equipment [line items]
Average crude oil Price (U.S.$) | $	97.48
Processed volume (millions per day) | millionsPerDay	924
Useful lives of the cash-generating units (year average)	12 years
Pre-tax discount rate	10.95%	14.75%
Industrial Processes (formerly part of Pemex Industrial Transformation) | Petrochemicals
Disclosure of detailed information about property, plant and equipment [line items]
Rate of U.S.$	17.9667
Useful lives of the cash-generating units (year average)	8 years
Pre-tax discount rate	8.46%
Industrial Processes (formerly part of Pemex Industrial Transformation) | Ethylene
Disclosure of detailed information about property, plant and equipment [line items]
Rate of U.S.$	17.9667
Useful lives of the cash-generating units (year average)	10 years
Pre-tax discount rate	8.46%
Industrial Processes (formerly part of Pemex Industrial Transformation) | Fertilizers
Disclosure of detailed information about property, plant and equipment [line items]
Rate of U.S.$	17.9667
Useful lives of the cash-generating units (year average)	15 years
Pre-tax discount rate	10.26%